Filed Pursuant to Rule 497(e)

Registration No. 333-174323

BROOKFIELD INVESTMENT FUNDS

and its separate series:

Brookfield Global Listed Infrastructure Fund

Brookfield Global Listed Real Estate Fund

Brookfield Global Renewables & Sustainable Infrastructure Fund

(the “Funds”)

Supplement dated September 30, 2025, to the Funds’ Prospectus and Statement of Additional Information dated April 30, 2025, as supplemented and amended to date

Effective September 30, 2025, Brookfield Global Renewables & Sustainable Infrastructure Fund has changed its investment strategy and its name to Brookfield Next Generation Infrastructure Fund and is no longer offered in this Prospectus or Statement of Additional Information, each dated April 30, 2025, as supplemented and amended. All references to Brookfield Global Renewables & Sustainable Infrastructure Fund are hereby removed from this Prospectus and Statement of Additional Information.

Effective September 30, 2025, Brookfield Next Generation Infrastructure Fund is offered in a separate Prospectus and Statement of Additional Information, each dated September 30, 2025.

Capitalized terms used herein but not defined shall have the meanings assigned to them in each Fund’s Prospectus and SAI.

Please retain this Supplement for reference.